UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for

Fidelity® Advisor Emerging Markets Income Fund
Class A
Class T
 Class B
 Class C
Institutional Class

September 30, 2005

1.808787.101 EMI-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 14.6%
		Principal	Value
		Amount (d)

Bahamas (Nassau) – 0.5%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		$770,000	$ 883,575
Brazil – 0.7%
Braskem SA:
11.75% 1/22/14 (f)		360,000	440,100
12.5% 11/5/08 (f)		380,000	449,825
Gerdau SA 8.875% (f)		415,000	421,225
TOTAL BRAZIL			1,311,150

Cayman Islands – 0.5%
CSN Islands VII Corp. 10.75% 9/12/08 (f)		380,000	429,400
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		480,000	534,000
TOTAL CAYMAN ISLANDS			963,400

Egypt – 0.4%
Telecom Egypt SAE:
10.7% 2/4/10 (h)	EGP	2,298,100	410,945
10.95% 2/4/10	EGP	2,208,100	398,685
TOTAL EGYPT			809,630

Germany – 1.0%
Citigroup Global Markets Deutschland AG 9.25%
4/19/14 (f)		780,000	861,900
Gazstream SA 5.625% 7/22/13 (f)		910,000	916,825
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank
AG for Kyivstar GSM) (f)		270,000	277,101
TOTAL GERMANY			2,055,826

Indonesia – 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	129,675
0% 7/5/01 (Reg. S) (c)		445,000	46,725
TOTAL INDONESIA			176,400

Korea (South) 0.2%
Hanarotelecom, Inc. 7% 2/1/12 (f)		450,000	446,625
Luxembourg 1.4%
Millicom International Cellular SA 10% 12/1/13		1,345,000	1,395,438
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		870,000	922,200
8.375% 10/14/10 (f)		440,000	474,100
TOTAL LUXEMBOURG			2,791,738

Quarterly Report 2

Nonconvertible Bonds continued
	Principal	Value
	Amount (d)

Malaysia – 1.7%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)	$210,000	$ 259,481
7.75% 8/15/15 (Reg. S)	425,000	512,922
Petronas Capital Ltd.:
7% 5/22/12	1,265,000	1,412,056
7.875% 5/22/22 (Reg. S)	620,000	769,575
TM Global, Inc. 5.25% 9/22/14	480,000	480,720
TOTAL MALAYSIA		3,434,754

Mexico – 0.2%
Desarrolladora Homex SA de CV 7.5% 9/28/15 (f)	485,000	485,000
Netherlands – 0.5%
PT Indosat International Finance Co. BV 7.125%
6/22/12 (f)	1,025,000	1,032,688
Russia – 3.5%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)	700,000	756,000
OAO Gazprom:
9.625% 3/1/13	3,440,000	4,248,400
10.5% 10/21/09	1,560,000	1,854,528
TOTAL RUSSIA		6,858,928

Tunisia – 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12	445,000	501,738
United Kingdom – 0.1%
Standard Bank London Ltd. 8.125% 9/30/09	200,000	213,000
United States of America – 3.5%
Pemex Project Funding Master Trust:
7.75% 9/28/49	1,840,000	1,915,900
8.625% 2/1/22	380,000	466,450
9.125% 10/13/10	3,660,000	4,300,500
Southern Peru Copper Corp. 6.375% 7/27/15 (f)	290,000	291,751
TOTAL UNITED STATES OF AMERICA		6,974,601

TOTAL NONCONVERTIBLE BONDS
(Cost $29,292,389)		28,939,053

Government Obligations 75.4%

Argentina – 4.0%
Argentine Republic:
4.005% 8/3/12 (h)	4,400,000	3,502,784

3		Quarterly Report

Investments (Unaudited) continued

Government Obligations continued
		Principal	Value
		Amount (d)

Argentina – continued
Argentine Republic: – continued
discount 8.28% (with partial capitalization through
12/31/2013) 12/31/33 unit (i)		$2,192,433	$2,261,495
Gross Domestic Product Linked Security 12/15/35 (g)(k)		19,710,000	1,103,760
par 1.33% 12/31/38 unit (e)(i)		2,830,000	1,117,850
TOTAL ARGENTINA			7,985,889

Brazil – 16.3%
Brazilian Federative Republic:
Brady debt conversion bond 4.3125% 4/15/12 (h)		2,182,381	2,144,189
8% 1/15/18		1,840,000	1,948,560
8.75% 2/4/25		925,000	977,263
8.875% 10/14/19		1,055,000	1,146,258
8.875% 4/15/24		1,895,000	2,033,335
9.25% 10/22/10		1,255,000	1,409,993
10% 8/7/11		1,510,000	1,762,170
10.25% 6/17/13		3,865,000	4,605,134
10.5% 7/14/14		2,530,000	3,061,300
11% 1/11/12		1,885,000	2,309,125
11.5% 3/12/08		2,325,000	2,650,500
12% 4/15/10		3,420,000	4,184,370
12.5% 1/5/16	BRL	1,170,000	504,681
12.75% 1/15/20		1,220,000	1,698,850
14.5% 10/15/09		1,465,000	1,905,965
TOTAL BRAZIL			32,341,693

China – 0.7%
Peoples Republic of China 7.3% 12/15/08		1,335,000	1,442,735
Colombia – 3.9%
Colombian Republic:
8.125% 5/21/24		285,000	305,663
8.25% 12/22/14		450,000	504,450
9.75% 4/23/09		570,000	655,785
10% 1/23/12		730,000	882,570
10.375% 1/28/33		415,000	543,650
10.5% 7/9/10		1,655,000	2,002,550
10.75% 1/15/13		435,000	546,578
10.75% 1/15/13		135,000	169,628
11.75% 2/25/20		1,469,000	2,043,379
TOTAL COLOMBIA			7,654,253

Quarterly Report

4

Government Obligations continued
	Principal	Value
	Amount (d)

Dominican Republic – 0.5%
Dominican Republic 9.04% 1/23/18 (f)	$877,968	$ 972,789
Ecuador 0.6%
Ecuador Republic:
9% 8/15/30 (Reg. S) (e)	940,000	886,890
12% 11/15/12 (f)	250,000	253,750
12% 11/15/12 (Reg. S)	130,000	131,950
TOTAL ECUADOR		1,272,590

El Salvador – 0.3%
El Salvador Republic 8.5% 7/25/11 (Reg. S)	465,000	536,378
Guatemala 0.3%
Guatemalan Republic (Reg. S) 10.25% 11/8/11	405,000	495,518
Indonesia – 0.2%
Indonesian Republic 7.25% 4/20/15 (f)	310,000	309,225
Ivory Coast – 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(h)	1,097,250	197,505
FLIRB 2.5% 3/29/18 (Reg. S) (c)(h)	1,525,000	274,500
TOTAL IVORY COAST		472,005

Jamaica – 0.3%
Jamaican Government 11.75% 5/15/11 (Reg. S)	400,000	510,000
Lebanon 2.6%
Lebanese Republic:
6.77% 11/30/09 (f)(h)	1,550,000	1,565,500
6.77% 11/30/09 (h)	185,000	186,850
10.125% 8/6/08	470,000	506,425
10.25% 10/6/09 (Reg. S)	820,000	903,025
11.625% 5/11/16 (Reg. S)	1,765,000	2,065,050
TOTAL LEBANON		5,226,850

Mexico – 10.0%
United Mexican States:
5.875% 1/15/14	1,735,000	1,793,990
6.375% 1/16/13	1,080,000	1,149,120
6.625% 3/3/15	2,720,000	2,958,000
6.75% 9/27/34	3,465,000	3,690,225
7.5% 1/14/12	1,160,000	1,303,260
7.5% 4/8/33	2,035,000	2,355,513
8% 9/24/22	950,000	1,152,825
8.125% 12/30/19	1,840,000	2,235,600

5		Quarterly Report

Investments (Unaudited) continued

Government Obligations continued
		Principal	Value
		Amount (d)

Mexico – continued
United Mexican States: – continued
11.375% 9/15/16		$1,254,000	$1,851,531
11.5% 5/15/26		870,000	1,396,350
TOTAL MEXICO			19,886,414

Nigeria – 0.2%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		387,626	380,543
warrants 11/15/20 (a)(j)		750	48,750
TOTAL NIGERIA			429,293

Pakistan 0.2%
Pakistani Republic 6.75% 2/19/09		425,000	434,563
Panama – 1.9%
Panamanian Republic:
7.25% 3/15/15		570,000	624,150
8.875% 9/30/27		290,000	355,975
9.375% 7/23/12		365,000	441,650
9.375% 1/16/23		475,000	599,688
9.375% 4/1/29		190,000	241,965
9.625% 2/8/11		1,290,000	1,540,260
TOTAL PANAMA			3,803,688

Peru 3.0%
Peruvian Republic:
7.35% 7/21/25		440,000	466,400
8.375% 5/3/16		570,000	667,470
8.75% 11/21/33		805,000	974,050
9.125% 2/21/12		1,175,000	1,410,000
9.875% 2/6/15		525,000	670,688
euro Brady past due interest 5% 3/7/17 (h)		1,783,500	1,752,289
TOTAL PERU			5,940,897

Philippines – 6.4%
Philippine Republic:
8.25% 1/15/14		725,000	751,281
8.375% 3/12/09		575,000	608,063
8.375% 2/15/11		3,170,000	3,316,613
8.875% 3/17/15		860,000	919,125
9% 2/15/13		1,290,000	1,386,750
9.375% 1/18/17		630,000	689,850
9.5% 2/2/30		1,350,000	1,441,125

Quarterly Report	6

Government Obligations continued
	Principal	Value
	Amount (d)

Philippines – continued
Philippine Republic: – continued
9.875% 3/16/10	$785,000	$873,313
9.875% 1/15/19	830,000	927,525
10.625% 3/16/25	1,445,000	1,687,038
TOTAL PHILIPPINES		12,600,683

Russia – 4.7%
Russian Federation:
5% 3/31/30 (Reg. S) (e)	2,275,000	2,616,250
11% 7/24/18 (Reg. S)	2,397,000	3,648,234
12.75% 6/24/28 (Reg. S)	1,669,000	3,146,065
TOTAL RUSSIA		9,410,549

Serbia & Montenegro – 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)	635,000	565,150
South Africa 1.6%
South African Republic:
7.375% 4/25/12	2,065,000	2,328,288
8.5% 6/23/17	315,000	401,625
9.125% 5/19/09	395,000	449,806
TOTAL SOUTH AFRICA		3,179,719

Turkey 6.8%
Turkish Republic:
7% 6/5/20	600,000	592,500
7.25% 3/15/15	845,000	890,419
7.375% 2/5/25	565,000	564,294
9% 6/30/11	535,000	615,250
9.5% 1/15/14	1,130,000	1,364,475
11% 1/14/13	1,585,000	2,028,800
11.5% 1/23/12	2,240,000	2,867,200
11.75% 6/15/10	2,585,000	3,224,788
11.875% 1/15/30	70,000	102,725
12.375% 6/15/09	960,000	1,180,800
TOTAL TURKEY		13,431,251

Ukraine – 1.0%
City of Kiev 8.75% 8/8/08	675,000	721,440

7 Quarterly Report

Investments (Unaudited) continued

Government Obligations continued
		Principal	Value
		Amount (d)

Ukraine – continued
Ukraine Government:
7.3431% 8/5/09 (h)		$460,000	$ 501,400
7.65% 6/11/13 (Reg. S)		615,000	678,038
TOTAL UKRAINE			1,900,878

Uruguay – 0.2%
Uruguay Republic 7.25% 2/15/11		370,000	384,800
Venezuela – 9.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		21,255	722,670
4.64% 4/20/11 (h)		4,145,000	4,103,550
5.375% 8/7/10		2,905,000	2,829,470
7% 12/1/18 (Reg. S)		630,000	618,975
7.65% 4/21/25		1,105,000	1,117,708
9.25% 9/15/27		2,645,000	3,130,358
9.375% 1/13/34		890,000	1,053,315
10.75% 9/19/13		2,305,000	2,875,488
13.625% 8/15/18		75,000	111,000
13.625% 8/15/18		1,180,000	1,746,400
TOTAL VENEZUELA			18,308,934

TOTAL GOVERNMENT OBLIGATIONS
(Cost $138,797,549)			149,496,744

Common Stocks 0.6%
		Shares

Bermuda – 0.3%
APP China Group Ltd.		11,376	591,552
Turkey 0.3%
Tupras Turkiye Petrol Rafinerileri AS		32,000	563,238
TOTAL COMMON STOCKS
(Cost $993,419)			1,154,790

Sovereign Loan Participations 0.2%
		Principal
		Amount (d)

Morocco – 0.2%
Moroccan Kingdom loan participation – JP Morgan
4.7188% 1/2/09 (h)
(Cost $504,280)		$508,750	508,750

Quarterly Report	8

Money Market Funds 7.4%
		Shares	Value
Fidelity Cash Central Fund, 3.82% (b)
(Cost $14,623,949)		14,623,949	$ 14,623,949

Purchased Options 0.0%
	Expiration	Underlying Face
	Date/Strike	Amount
	Price

Russia – 0.0%
Morgan Stanley Call Option on
$10,785,000 notional amount of Russian
Federation 5% 3/31/30 (Reg. S)	October 2005/
(Cost $73,338)	115	$ 12,402,750	50,690

TOTAL INVESTMENT PORTFOLIO	98.2%
(Cost $184,284,924)			194,773,976

NET OTHER ASSETS – 1.8%			3,558,605

NET ASSETS 100%		$ 198,332,581

Currency Abbreviations BRL — Brazilian real EGP — Egyptian pound

9 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Non-income producing – Security is in
default.

(d) Principal amount is stated in United
States dollars unless otherwise noted.

(e) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $12,662,404 or
6.4% of net assets.

(g) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(h) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(i) Includes attached Argentine Republic
Gross Domestic Product-Linked
Securities, expiring 12/15/35.

(j) Quantity represents share amount.

(k) Security is linked to Argentine Republic
Gross Domestic Product (GDP). Security
does not pay principal over life of
security or at expiration. Payments are
based on growth of Argentine GDP,
subject to certain conditions.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $184,139,462. Net unrealized appreciation aggregated $10,634,514, of which $11,953,070 related to appreciated investment securities and $1,318,556 related to depreciated investment securities.

Quarterly Report 10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

11 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005